Summary of Significant Accounting Policies (Details) - Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant	12 Months Ended
Dec. 31, 2023
Schedule of Unobservable Inputs Used in the Measurement of Fair Value of Private Warrant [Abstract]
Expected term (in years)	4 years 4 months 17 days
Volatility	64.34%
Risk-free interest rate	3.90%
Dividend yield